Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Schwab Investments
Entity Central Index Key	0000869365
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Schwab Treasury Inflation Protected Securities Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Treasury Inflation Protected Securities Index Fund
Class Name	Schwab Treasury Inflation Protected Securities Index Fund
Trading Symbol	SWRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Inflation Protected Securities Index Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund returned 0.98%. The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 1.89%. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM which returned 1.08%. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
■

Negative price returns detracted from the total return of the fund, albeit to a smaller degree than coupon income generated by the fund’s holdings contributed to the total return of the fund

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)[1]

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment
Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Treasury Inflation Protected Securities Index
Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Treasury Inflation Protected Securities
Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Treasury Inflation Protected Securities Index Fund (03/31/2006)[1]	0.98%	0.33%	2.40%
Bloomberg US Aggregate Bond Index[2]	1.89%	-0.29%	1.40%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)SM	1.08%	0.39%	2.47%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment
Management, Inc., dba Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Treasury Inflation Protected Securities Index
Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Treasury Inflation Protected Securities
Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
. The fund does not seek to track the regulatory index.

Performance Inception Date	Mar. 31, 2006
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 3,122,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 1,494,190
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$3,122
Number of Holdings	49
Portfolio Turnover Rate	27%
Advisory Fees Paid by the Fund	$1,494,190
30-Day SEC Yield	-1.91%
12-Month Distribution Yield	4.45%
Weighted Average Maturity (Source: Aladdin)	7.2 Yrs
Weighted Average Duration (Source: Aladdin)	6.4 Yrs
Business Interest Deduction (163j)	99.97%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
2,3

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
3
Excludes short-term investments.

Credit Quality Explanation [Text Block]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
Schwab U.S. Aggregate Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab U.S. Aggregate Bond Index Fund
Class Name	Schwab U.S. Aggregate Bond Index Fund
Trading Symbol	SWAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Aggregate Bond Index Fund	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund returned 1.81%. The Bloomberg US Aggregate Bond Index returned 1.89%. Differences between the return of the fund and the return of the Bloomberg US Aggregate Bond Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
■ Negative price returns detracted from the total return of the fund, albeit to a smaller degree than coupon income generated by the fund’s holdings and, to a more limited extent, paydown (return of principal from the underlying mortgages to the mortgage-backed securities investors) contributed to the total return of the fund
■ The fund held positions in TBAs, or “to-be-announced” securities, which are mortgage-backed bonds that settle on a forward date. The fund’s average month-end position in these securities was 1.1%, with a minimum exposure of 0.6% and maximum exposure of 1.3% over the period.

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (February 23, 2017 - August 31, 2026)[1]

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset
Management, and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Aggregate Bond Index Fund (02/23/2017)[1]	1.81%	-0.34%	1.64%
Bloomberg US Aggregate Bond Index	1.89%	-0.29%	1.75%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset
Management, and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Performance Inception Date	Feb. 23, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 8,353,000,000
Holdings Count | Holding	12,228
Advisory Fees Paid, Amount	$ 2,719,397
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$8,353
Number of Holdings	12,228
Portfolio Turnover Rate (excludes in-kind transactions)	37%
Advisory Fees Paid by the Fund	$2,719,397
30-Day SEC Yield	4.68%
12-Month Distribution Yield	4.26%
Weighted Average Maturity (Source: Aladdin)	8.2 Yrs
Weighted Average Duration (Source: Aladdin)	5.8 Yrs
Business Interest Deduction (163j)	99.91%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments
Portfolio Composition By Credit Quality % of Investments
2,3

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
3
Excludes short-term investments.
4
Less than 0.05%.

Credit Quality Explanation [Text Block]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
Schwab Short-Term Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Short-Term Bond Index Fund
Class Name	Schwab Short-Term Bond Index Fund
Trading Symbol	SWSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Short-Term Bond Index Fund	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund returned 2.03%. The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 1.89%. The fund generally invests in securities that are included in the Bloomberg US Government/Credit 1-5 Year Index which returned 2.15%. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Bloomberg US Government/Credit 1-5 Year Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
■

Negative price returns detracted from the total return of the fund, albeit to a smaller degree than coupon income generated by the fund’s holdings contributed to the total return of the fund
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (February 23, 2017 - August 31, 2026)[1]

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Government/Credit 1-5 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba
Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Government/Credit 1-5 Year Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Fund: Schwab Short-Term Bond Index Fund (02/23/2017)[1]	2.03%	1.64%	2.04%
Bloomberg US Aggregate Bond Index[2]	1.89%	-0.29%	1.75%
Bloomberg US Government/Credit 1-5 Year Index	2.15%	1.70%	2.14%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — Bloomberg
®
and Bloomberg US Government/Credit 1-5 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba
Schwab Asset Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term Bond Index Fund. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term Bond Index Fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Government/Credit 1-5 Year Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Feb. 23, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 1,654,000,000
Holdings Count | Holding	3,416
Advisory Fees Paid, Amount	$ 965,355
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,654
Number of Holdings	3,416
Portfolio Turnover Rate	44%
Advisory Fees Paid by the Fund	$965,355
30-Day SEC Yield	4.41%
12-Month Distribution Yield	4.15%
Weighted Average Maturity (Source: Aladdin)	2.9 Yrs
Weighted Average Duration (Source: Aladdin)	2.6 Yrs
Business Interest Deduction (163j)	99.91%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
2,3

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
3
Excludes short-term investments.

Credit Quality Explanation [Text Block]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
Schwab Tax-Free Bond Fund
Shareholder Report [Line Items]
Fund Name	Schwab Tax-Free Bond Fund
Class Name	Schwab Tax-Free Bond Fund
Trading Symbol	SWNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Tax-Free Bond Fund*	$39	0.38%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 39	[1]
Expense Ratio, Percent	0.38%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund returned 3.78%. The Bloomberg Municipal Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 4.12%. The Bloomberg Municipal 3-15 Year Blend Index which returned 2.72%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■ Health care and transportation sector bonds, gas prepay bonds, and lower-rated securities contributed to performance
■ Intermediate-term yield curve positioning detracted from performance
■ The national municipal bond market continued to experience record levels of significant new issue supply in 2025 and through the end of the reporting period, with mutual fund and separately managed account inflows, as well as ETF growth, supporting the market as yields remained attractive
■ Coupon income generated by the fund’s holdings contributed to fund performance while negative price returns detracted from fund performance, albeit to a smaller degree
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)[1,2]

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Bloomberg Municipal 3-15 Year Blend
Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Tax-Free Bond Fund (09/11/1992)[1,2]	3.78%	0.48%	1.59%
Bloomberg Municipal Bond Index[3]	4.12%	0.54%	1.91%
Bloomberg Municipal 3-15 Year Blend Index	2.72%	0.81%	1.94%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Bloomberg Municipal 3-15 Year Blend
Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.

Performance Inception Date	Sep. 11, 1992
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 621,000,000
Holdings Count | Holding	462
Advisory Fees Paid, Amount	$ 1,181,895
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$621
Number of Holdings	462
Portfolio Turnover Rate	48%
Advisory Fees Paid by the Fund	$1,181,895
30-Day SEC Yield	3.47%
30-Day SEC Yield-No Waiver	3.44%
12-Month Distribution Yield	3.49%
Weighted Average Maturity (Source: Aladdin)	7.7 Yrs
Weighted Average Duration (Source: Aladdin)	6.7 Yrs
Tax Exempt Income Distribution	99.99%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
1

Portfolio holdings may have changed since the report date.
1
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.

Credit Quality Explanation [Text Block]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
Schwab California Tax-Free Bond Fund
Shareholder Report [Line Items]
Fund Name	Schwab California Tax-Free Bond Fund
Class Name	Schwab California Tax-Free Bond Fund
Trading Symbol	SWCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Tax-Free Bond Fund*	$39	0.38%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 39	[1]
Expense Ratio, Percent	0.38%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund returned 3.41%. The Bloomberg Municipal Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 4.12%. The Bloomberg California Municipal 3-15 Year Blend Index which returned 2.27%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
■ Exposure to higher-yielding healthcare and utility sector bonds and gas prepay bonds contributed to performance
■ Intermediate-term yield curve positioning, as well as exposures to certain school district bonds, detracted from performance
■ The national municipal bond market continued to experience record levels of significant new issue supply in 2025 and through the end of the reporting period, with mutual fund and separately managed account inflows, as well as ETF growth, supporting the market as yields remained attractive
■ New issues supply in the California municipal bond market also remained robust, in line with the overall market, with typical strong demand due to attractive after-tax equivalent yields and a large state-specific investor base
■ Coupon income generated by the fund’s holdings contributed to fund performance while negative price returns detracted from fund performance, albeit to a smaller degree

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)[1,2]

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Bloomberg California Municipal
3-15 Year Blend Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
4
The Bloomberg California Municipal 3-15 Year Blend Index was established effective January 1, 2020. Performance shown prior to January 1, 2020 is based on a subset of securities included in the Bloomberg Municipal 3-15 Year Blend Index.
5
Information not available to the fund.

Average Annual Return [Table Text Block]
Average Annual Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab California Tax-Free Bond Fund (02/24/1992)[1,2]	3.41%	0.46%	1.46%
Bloomberg Municipal Bond Index[3]	4.12%	0.54%	1.91%
Bloomberg California Municipal 3-15 Year Blend Index[4]	2.27%	0.74%	N/A [5]
S&P California AMT-Free Municipal Bond Index	3.86%	0.51%	1.71%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Bloomberg California Municipal
3-15 Year Blend Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
4
The Bloomberg California Municipal 3-15 Year Blend Index was established effective January 1, 2020. Performance shown prior to January 1, 2020 is based on a subset of securities included in the Bloomberg Municipal 3-15 Year Blend Index.
5
Information not available to the fund.

Performance Inception Date	Feb. 24, 1992
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 596,000,000
Holdings Count | Holding	463
Advisory Fees Paid, Amount	$ 1,115,117
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$596
Number of Holdings	463
Portfolio Turnover Rate	43%
Advisory Fees Paid by the Fund	$1,115,117
30-Day SEC Yield	3.24%
30-Day SEC Yield-No Waiver	3.21%
12-Month Distribution Yield	3.23%
Weighted Average Maturity (Source: Aladdin)	7.2 Yrs
Weighted Average Duration (Source: Aladdin)	6.3 Yrs
Tax Exempt Income Distribution	99.92%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
1

Portfolio holdings may have changed since the report date.
1
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.

Credit Quality Explanation [Text Block]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
Schwab Opportunistic Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Schwab Opportunistic Municipal Bond Fund
Class Name	Schwab Opportunistic Municipal Bond Fund
Trading Symbol	SWHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of September 1, 2025, to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Opportunistic Municipal Bond Fund*	$51	0.50%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 51	[1]
Expense Ratio, Percent	0.50%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2026, the fund returned 5.02%. The Bloomberg Municipal Bond Index returned 4.12%.
■ Health care and transportation sector bonds, gas prepay bonds, and Puerto Rican bonds contributed to performance
■ Credit-specific holdings, overall duration, and specific yield curve exposures detracted from performance
■ The national municipal bond market continued to experience record levels of significant new issue supply in 2025 and through the end of the reporting period, with mutual fund and separately managed account inflows, as well as ETF growth, supporting the market as yields remained attractive
■ Coupon income generated by the fund’s holdings contributed to fund performance. Price returns also contributed to fund performance, albeit to a smaller degree.

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 31, 2016 - August 31, 2026)[1,2,3]
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund (the predecessor fund) was reorganized into the Schwab Opportunistic Municipal Bond Fund.
The performance and financial history prior to August 10, 2020 are that of the predecessor fund.
4
Inception date is that of the predecessor fund.

Average Annual Return [Table Text Block]
Average Annual Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Opportunistic Municipal Bond Fund (03/31/2014)[1,2,3,4]	5.02%	0.08%	1.60%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
3
Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund (the predecessor fund) was reorganized into the Schwab Opportunistic Municipal Bond Fund.
The performance and financial history prior to August 10, 2020 are that of the predecessor fund.
4
Inception date is that of the predecessor fund.

Performance Inception Date	Mar. 31, 2014	[2]
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.
Net Assets	$ 96,000,000
Holdings Count | Holding	349
Advisory Fees Paid, Amount	$ 329,853
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$96
Number of Holdings	349
Portfolio Turnover Rate	44%
Advisory Fees Paid by the Fund	$329,853
30-Day SEC Yield	3.76%
30-Day SEC Yield-No Waiver	3.68%
12-Month Distribution Yield	3.70%
Weighted Average Maturity (Source: Aladdin)	10.2 Yrs
Weighted Average Duration (Source: Aladdin)	8.9 Yrs
Tax Exempt Income Distribution	98.71%

Holdings [Text Block]
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
1

Portfolio holdings may have changed since the report date.
1
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.

Credit Quality Explanation [Text Block]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.

[1]	Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
[2]	Inception date is that of the predecessor fund.